Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 1,941	$ 1,871
Deferred tax assets, Deferred compensation	496	500
Deferred Tax Assets, Purchase Price Adjustment	1,215	1,458
Deferred Tax Assets, Other	303	292
Deferred Tax Assets, Foreclosed real estate	54	48
Deferred tax assets, Net unrealized loss on securities	1,337
Deferred Tax Assets, Gross, Total	5,346	4,169
Deferred tax liabilities, Premises and equipment	327	334
Deferred tax liablities, Deferred loan fees	200	213
Deferred tax liabilties, Net unrealized gains on securities		1,443
Deferred Tax Liabilities, Gross, Total	527	1,990
Deferred Tax Assets, Net, Total	$ 4,819	$ 2,179